BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED AUGUST 31, 2018

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2018, AS SUPPLEMENTED

MFS® RESEARCH INTERNATIONAL PORTFOLIO

Effective September 1, 2018, Camille Humphries Lee will serve as a Portfolio Manager of MFS Research International Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Effective on or about March 31, 2019, it is expected that Thomas Melendez will no longer serve as a Portfolio Manager of the Portfolio. In the section entitled “Appendix C – Portfolio Managers,” the information pertaining to the Portfolio is amended to reflect that Camille Humphries Lee is a portfolio manager of the Portfolio effective September 1, 2018. As of July 31, 2018, Camille Humphries Lee beneficially owned no equity securities of the Portfolio. Effective September 1, 2018, the following changes are made to the statement of additional information of the Portfolio.

The Other Accounts Managed table in Appendix C with respect to the Portfolio is deleted in its entirety and replaced with the following:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Jose Luis Garcia,	Registered Investment Companies	9	$18,668,116,279	0	N/A
MFS Research International Portfolio	Other Pooled Investment Vehicles	9	$1,190,727,846	0	N/A
	Other Accounts	14	$2,633,718,058	0	N/A

Victoria Higley,	Registered Investment Companies	5	$10,492,727,812	0	N/A
MFS Research International Portfolio	Other Pooled Investment Vehicles	2	$207,719,599	0	N/A
	Other Accounts	1	$136,900,105	0	N/A

Thomas Melendez[1],	Registered Investment Companies	6	$20,878,630,984	0	N/A
MFS Research International Portfolio	Other Pooled Investment Vehicles	2	$207,719,599	0	N/A
	Other Accounts	1	$136,900,105	0	N/A

Camille Humphries Lee[2],	Registered Investment Companies	0	N/A	0	N/A
MFS Research International Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	0	N/A	0	N/A

Brooks Taylor,	Registered Investment Companies	7	$20,040,357,358	0	N/A
MFS® Total Return Portfolio	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	3	74,502,191	0	N/A

Joshua Marston,	Registered Investment Companies	9	$21,009,559,708	0	N/A
MFS Total Return Portfolio	Other Pooled Investment Vehicles	8	$1,211,350,619	0	N/A
	Other Accounts	12	$235,763,659	0	N/A

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager and Portfolio(s) Managed	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Steven Gorham,	Registered Investment Companies	14	$72,775,153,822	0	N/A
MFS Total Return Portfolio, MFS® Value Portfolio	Other Pooled Investment Vehicles	8	$7,698,258,305	0	N/A
	Other Accounts	40	$23,616,444,344	0	N/A

Jonathan Sage,	Registered Investment Companies	28	$29,219,565,972	0	N/A
MFS Total Return Portfolio	Other Pooled Investment Vehicles	20	$4,988,633,416	0	N/A
	Other Accounts	44	$15,586,680,763	0	N/A

Nevin Chitkara,	Registered Investment Companies	15	$72,817,630,606	0	N/A
MFS Total Return Portfolio, MFS Value Portfolio	Other Pooled Investment Vehicles	8	$7,698,258,305	0	N/A
	Other Accounts	40	$23,616,444,344	0	N/A

Robert Persons,	Registered Investment Companies	16	$30,604,096,848	0	N/A
MFS Total Return Portfolio	Other Pooled Investment Vehicles	9	$4,530,432,934	0	N/A
	Other Accounts	4	$708,180,037	0	N/A

[1]	Effective on or about March 31, 2019, Mr. Melendez is expected to no longer serve as portfolio manager of the MFS Research International Portfolio.
[2]	Other Accounts Managed information is as of July 31, 2018.

In the section entitled “Appendix C – Portfolio Managers,” in the subsection “Compensation” with respect to the Portfolio, the second paragraph is deleted in its entirety and replaced with the following:

With respect to Mr. Melendez and Mses. Higley and Humphries Lee, the performance bonus is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, traders, and non-investment personnel) and management’s assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE